Business Combinations - Schedule of Pro Forma Financial Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Pro Forma Financial Information [Atstract]
Net revenues	$ 259,800,594	$ 48,273,959
Net loss	$ (8,186,604)	$ (3,297,967)
Net loss per common share (in Dollars per share)	$ (0.1)	$ (0.05)